Trading assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Loans
Reverse repos	£ 28,176	£ 24,759
Collateral given	22,063	19,036
Other loans	1,651	1,308
Total loans	51,890	45,103
Securities
Other securities	5,675	4,995
Total securities	33,474	30,016
Total	85,364	75,119
Deposits
Repos	32,087	25,645
Collateral received	23,204	20,187
Other deposits	2,335	1,788
Total deposits	57,626	47,620
Debt securities in issue	1,495	903
Short positions	25,014	23,827
Total	84,135	72,350
UK
Securities
Central and local government securities	5,365	6,834
US
Securities
Central and local government securities	6,093	4,689
Other
Securities
Central and local government securities	£ 16,341	£ 13,498